Other accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Other accounts receivable, net
Schedule of other accounts receivables

	2021		2020
Current:
Credit cards	Ps.	760,016	Ps.	231,260
Other points of sales		140,952		67,315
Cargo clients		51,790		45,201
Travel agencies and insurance commissions		33,864		16,099
Other accounts receivable		33,688		87,204
Employees		15,637		36,287
Benefits from suppliers		10,616		105,947
Marketing services receivable		706		4,020
Airport services		—		15
		1,047,269		593,348
Allowance for expected credit losses		(12,665)		(32,708)
	Ps.	1,034,604	Ps.	560,640

Schedule of aging of accounts receivable

	2021		2021		Total		2020		2020		Total
Days	Impaired		Not impaired		2021		Impaired		Not impaired		2020
0–30	Ps.	10,347	Ps.	976,313	Ps.	986,660	Ps.	4,090	Ps.	486,001	Ps.	490,091
31–60		—		27,411		27,411		—		13,872		13,872
61–90		—		8,453		8,453		—		6,081		6,081
91–120		2,318		22,427		24,745		28,618		54,686		83,304
	Ps.	12,665	Ps.	1,034,604	Ps.	1,047,269	Ps.	32,708	Ps.	560,640	Ps.	593,348

Schedule of movement in the allowance for doubtful accounts

Balance as of January 1st, 2019	Ps.	(11,304)
Write-offs		11,389
Increase in allowance		(40,393)
Balance as of December 31, 2019		(40,308)
Write-offs		21,264
Increase in allowance		(13,664)
Balance as of December 31, 2020		(32,708)
Write-offs		36,161
Increase in allowance		(16,118)
Balance as of December 31, 2021	Ps.	(12,665)